EMPLOYEE BENEFIT PLANS - Sensitivity analysis (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.75%	14.25%
Salary, Value	8.85%	9.80%
Defined benefit pension plan - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	12.25%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (2,899)
Defined benefit pension plan - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.25%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 3,071
Defined benefit pension plan - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	6.85%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 3,436
Defined benefit pension plan - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	5.85%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (3,264)
Defined benefit pension plan - Colombia | Mortality Table | Mortality Table RV-08
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 4,229
Retirement Pension Premium Plan - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	12.25%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (5,412)
Retirement Pension Premium Plan - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.25%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 5,894
Retirement Pension Premium Plan - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	9.35%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 6,058
Retirement Pension Premium Plan - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	8.35%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (5,602)
Severance obligation - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.75%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (177)
Severance obligation - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	10.75%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 182
Severance obligation - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	9.35%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 410
Severance obligation - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	8.35%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (402)
Defined benefit pension plan - Panama | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.10%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (102)
Defined benefit pension plan - Panama | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	7.10%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 108
Defined benefit pension plan - Panama | Mortality Table | Mortality Table RP-2000
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 86
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.00%	10.20%
Salary, Value	5.00%	5.00%
Defined benefit pension plan - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (2,226)
Defined benefit pension plan - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 2,546
Defined benefit pension plan - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,653
Defined benefit pension plan - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,482)
Defined benefit pension plan - Guatemala | Mortality Table | Mortality Table RP-2000
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 784
Retirement Pension Premium Plan - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.00%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,461)
Retirement Pension Premium Plan - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.00%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,537
Retirement Pension Premium Plan - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,582
Retirement Pension Premium Plan - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,515)
Retirement Pension Premium Plan - El Salvador | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	6.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (724)
Retirement Pension Premium Plan - El Salvador | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	5.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 778
Retirement Pension Premium Plan - El Salvador | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	3.00%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 134
Retirement Pension Premium Plan - El Salvador | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	2.00%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (183)
Other Long-Term Benefits - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	12.25%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (14,948)
Other Long-Term Benefits - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.25%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 15,879
Other Long-Term Benefits - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	9.35%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 16,208
Other Long-Term Benefits - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	8.35%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (14,405)
Other Long-Term Benefits - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.10%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (892)
Other Long-Term Benefits - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.10%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 952
Other Long-Term Benefits - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 981
Other Long-Term Benefits - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (926)
Other Long-Term Benefits - El Salvador | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	6.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (132)
Other Long-Term Benefits - El Salvador | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	5.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 140